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                                                    One Financial Way
                                                    Cincinnati, Ohio  45242
[OHIO NATIONAL LOGO]

                                                    Post Office Box 237
                                                    Cincinnati, Ohio  55201-0237
                                                    Telephone:  513-794-6100

                                August 29, 2000



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      Filing Under Rule 497(e)
         Ohio National Variable Account A
              File No. 333-43515

To Whom It May Concern:

Pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, we are transmitting via the EDGAR system, for filing purposes, a prospectus sticker dated September 11, 2000, for the above-captioned registration. The sticker is being affixed to prospectuses and mailed to variable contract owners on and after May 1, 2000.

The purpose of the sticker is to remove two mutual funds from the list of those available for contract investments.

                                           Sincerely,

                                           /s/ Ronald L. Benedict
                                           Ronald L. Benedict
                                           Corporate Vice President, Counsel and
                                           Secretary

RLB/nh



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                   "ONCORE" FLEXIBLE PREMIUM VARIABLE ANNUITY

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                        OHIO NATIONAL VARIABLE ACCOUNT A

    SUPPLEMENT DATED SEPTEMBER 11, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

The following Funds are removed from the list of the contract's Available Funds as of September 15, 2000:

                           MITCHELL HUTCHINS SERIES TRUST:

                           STRATEGIC INCOME PORTFOLIO

                           SMALL CAP PORTFOLIO

For contracts issued before September 15, 2000, Ohio National will continue to honor all standing orders for allocations of purchase payments, including Dollar Cost Averaging and Portfolio Rebalancing programs.

Ohio National may refuse to accept purchase payments, transfers or other allocations into the Mitchell Hutchins Series Trust Strategic Income and Small Cap Portfolios for any contract that did not have contract values allocated to those portfolios, or standing orders to so allocate contract values, prior to September 15, 2000.